Summary of Information about Stock Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	902,796	722,358	828,569	236,662
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	5 years 11 months 16 days	7 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 4.05	$ 8.88	$ 10.48	$ 10.88
Options Exercisable, Total Shares	614,916	445,833
Options Exercisable, Weighted- Average Exercise Price	$ 4.78	$ 9.36
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.40	$ 8.00
Options Outstanding, Shares	738,485	673,516
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 7 months 2 days	7 years 9 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.40	$ 8.00
Options Exercisable, Total Shares	455,606	396,992
Options Exercisable, Weighted- Average Exercise Price	$ 2.40	$ 8.00
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 8.00	$ 19.36
Options Outstanding, Shares	117,969	37,383
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	6 months 22 days	3 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.00	$ 19.36
Options Exercisable, Total Shares	112,968	37,383
Options Exercisable, Weighted- Average Exercise Price	$ 8.00	$ 19.36
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 19.36	$ 24.00
Options Outstanding, Shares	37,383	11,458
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	2 months 8 days	1 year 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.36	$ 24.00
Options Exercisable, Total Shares	37,383	11,458
Options Exercisable, Weighted- Average Exercise Price	$ 19.36	$ 24.00
Exercise Price 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 24.00
Options Outstanding, Shares	8,959
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	4 days
Options Outstanding, Weighted-Average Exercise Price	$ 24.00
Options Exercisable, Total Shares	8,959
Options Exercisable, Weighted- Average Exercise Price	$ 24.00